Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	¥ 151,871	¥ 44,349		$ 21,391
Current portion of operating lease liabilities	34,993	34,975
Long-term operating lease liabilities	¥ 119,413	¥ 10,139		$ 16,819
Weighted average remaining lease term	5 years 5 months 23 days			5 years 5 months 23 days
Weighted average discount rate	2.85%	4.25%		2.85%
Lease expenses	¥ 37,878	¥ 34,596	¥ 21,792
Short-term leases not capitalized	2,136	2,136	¥ 2,136
Cash payments for operating lease liabilities	35,982	28,136
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 133,661	¥ 37,414